Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 353	$ 681
Financial liabilities	353	681
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	54,582	54,285
Financial liabilities	57,605	58,866
Borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	54,935	54,966
Financial liabilities	$ 57,958	$ 59,547